23) Loans and advances to customers (Details 7) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Renegotiated Loans And Advances To Customers [Abstract]
Opening balance	R$ 19,030,657	R$ 17,143,212
Additional renegotiated amounts, including interest	34,683,660	20,283,735
Payments received	(19,448,835)	(13,363,684)
Write-offs	(4,508,342)	(5,032,606)
Closing balance	29,757,140	19,030,657
Expected loss on loans and advances	(10,659,899)	(8,021,445)
Total renegotiated loans and advances to customers, net of impairment at the end of the year	R$ 19,097,241	R$ 11,009,212
Impairment on renegotiated loans and advances as a percentage of the renegotiated portfolio	35.80%	42.20%
Total renegotiated loans and advances as a percentage of the total loan portfolio	5.80%	4.20%
Total renegotiated loans and advances as a percentage of the total loan portfolio, net of impairment	3.70%	2.60%